NYSE

Received SEC

JUN 30 2015

Washington, DC 20549

15007794

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-37480

June 30, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common stock, $0.001 par value per share of UNIQUE FABRICATING, INC . under the Exchange Act of 1934.

Sincerely,